UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2018

Semiannual Report

to Shareholders

Deutsche Core Equity Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets

19	Financial Highlights
26	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Core Equity Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Core Equity Fund	3

Performance Summary	March 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	5.69%	14.96%	13.33%	9.77%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–0.38%	8.35%	11.99%	9.12%
Russell 1000® Index†	5.85%	13.98%	13.17%	9.61%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	5.68%	14.85%	13.28%	9.76%
Adjusted for the Maximum Sales Charge (max 2.50% load)	3.03%	11.97%	12.71%	9.49%
Russell 1000® Index†	5.85%	13.98%	13.17%	9.61%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	5.25%	14.06%	12.45%	8.93%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.25%	14.06%	12.45%	8.93%
Russell 1000® Index†	5.85%	13.98%	13.17%	9.61%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	5.45%	14.48%	12.81%	9.35%
Russell 1000® Index†	5.85%	13.98%	13.17%	9.61%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/18
No Sales Charges		5.83%	15.35%	10.74%
Russell 1000® Index†		5.85%	13.98%	10.23%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	5.79%	15.23%	13.65%	10.12%
Russell 1000® Index†	5.85%	13.98%	13.17%	9.61%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	5.79%	15.27%	13.71%	10.22%
Russell 1000® Index†	5.85%	13.98%	13.17%	9.61%

4	Deutsche Core Equity Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018 are 0.86%, 0.97%, 1.62%, 1.23%, 0.50%, 0.58% and 0.56% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class S shares of Deutsche Core Equity Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class S shares of Deutsche Core Equity Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Core Equity Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

†	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/18	$27.08	$27.08	$25.89	$27.33	$27.38	$27.35	$27.40
9/30/17	$27.04	$27.02	$25.92	$27.28	$27.33	$27.30	$27.35
Distribution Information as of 3/31/18
Income Dividends, Six Months	$.10	$.08	$—	$.04	$.15	$.14	$.14
Capital Gain Distributions, Six Months	$1.40	$1.40	$1.40	$1.40	$1.40	$1.40	$1.40

6	Deutsche Core Equity Fund

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2013.

–	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

–	Portfolio Manager for the Quantitative Group: New York.

–	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Arno V. Puskar, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 1987.

–	Portfolio Manager for US Equities and Quantitative Analyst: Boston, MA.

–	BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.

Di Kumble, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

–	Portfolio Manager: New York.

–	BS, Beijing University; PhD in Chemistry, Princeton University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/18	9/30/17
Common Stocks	99%	97%
Exchange-Traded Fund	1%	—
Cash Equivalents	0%	3%
	100%	100%

Sector Diversification (As a % of Common Stocks)	3/31/18	9/30/17
Information Technology	24%	24%
Financials	15%	14%
Health Care	14%	15%
Consumer Discretionary	12%	11%
Industrials	10%	11%
Consumer Staples	8%	8%
Energy	5%	5%
Real Estate	4%	4%
Utilities	3%	3%
Materials	3%	3%
Telecommunication Services	2%	2%
	100%	100%

Deutsche Core Equity Fund	7

Ten Largest Equity Holdings at March 31, 2018 (30% of Net Assets)		Percent
1	Microsoft Corp.	4.9%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	4.2%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3	Alphabet, Inc.	3.3%
	Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4	Visa, Inc.	3.0%
	Operates a retail electronic payments network and manages global financial services
5	Amazon.com, Inc.	2.8%
	Online retailer that offers a wide range of products
6	Intel Corp.	2.7%
	Designer, manufacturer and seller of computer components and related products
7	Omnicom Group, Inc.	2.4%
	Provider of advertising services
8	Gilead Sciences, Inc.	2.3%
	Developer of nucleotide pharmaceuticals
9	PepsiCo, Inc.	2.3%
	Provider of soft drinks, snack foods and food services
10	U.S. Bancorp.	2.1%
	Provider of diversified financial services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

8	Deutsche Core Equity Fund

Investment Portfolio	as of March 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 12.3%
Auto Components 0.8%
BorgWarner, Inc.	279,537	14,041,143
Goodyear Tire & Rubber Co.	526,458	13,993,254

		28,034,397
Hotels, Restaurants & Leisure 1.6%
Hyatt Hotels Corp. “A”	359,845	27,441,780
Yum! Brands, Inc.	355,692	30,280,060

		57,721,840
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.*	69,765	100,973,675
Media 4.1%
Comcast Corp. “A”	721,624	24,657,892
Live Nation Entertainment, Inc.*	899,625	37,910,198
Omnicom Group, Inc. (a)	1,177,929	85,600,100

		148,168,190
Multiline Retail 0.6%
Macy’s, Inc.	716,449	21,307,193
Specialty Retail 1.3%
Best Buy Co., Inc.	477,743	33,437,233
Ulta Salon, Cosmetics & Fragrance, Inc.*	72,302	14,769,129

		48,206,362
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. “B”	587,738	39,049,313

Consumer Staples 7.3%
Beverages 2.3%
PepsiCo, Inc.	773,595	84,437,894
Food & Staples Retailing 2.7%
CVS Health Corp.	212,478	13,218,256
Sprouts Farmers Market, Inc.*	382,263	8,971,713
Sysco Corp.	1,243,329	74,550,007

		96,739,976
Food Products 2.2%
Conagra Brands, Inc.	678,521	25,023,854
Pinnacle Foods, Inc.	481,877	26,069,546
The JM Smucker Co.	228,173	28,295,734

		79,389,134

The accompanying notes are an integral part of the financial statements.

Deutsche Core Equity Fund	9

	Shares	Value ($)
Personal Products 0.1%
Coty, Inc. “A”	272,654	4,989,568

Energy 5.0%
Energy Equipment & Services 0.3%
Transocean Ltd.* (a)	818,461	8,102,764
Weatherford International PLC*	1,921,841	4,401,016

		12,503,780
Oil, Gas & Consumable Fuels 4.7%
Concho Resources, Inc.*	272,940	41,031,070
Devon Energy Corp.	592,899	18,848,259
Laredo Petroleum, Inc.*	4,387,387	38,214,141
Newfield Exploration Co.*	1,861,394	45,455,241
ONEOK, Inc.	470,236	26,765,833

		170,314,544

Financials 15.2%
Banks 5.5%
Bank of the Ozarks, Inc.	364,105	17,575,348
Citigroup, Inc.	542,468	36,616,590
PacWest Bancorp.	361,361	17,898,210
Popular, Inc.	1,150,396	47,879,482
U.S. Bancorp.	1,520,329	76,776,615

		196,746,245
Capital Markets 7.1%
Ameriprise Financial, Inc.	503,965	74,556,582
Ares Capital Corp.	2,306,647	36,606,488
BlackRock, Inc.	48,943	26,513,402
CME Group, Inc.	123,469	19,969,876
E*TRADE Financial Corp.*	706,188	39,129,877
Lazard Ltd. “A”	314,840	16,547,991
LPL Financial Holdings, Inc.	152,533	9,315,190
S&P Global, Inc.	185,788	35,496,655

		258,136,061
Insurance 2.6%
Chubb Ltd.	358,632	49,050,099
MetLife, Inc.	971,597	44,586,586

		93,636,685

Health Care 14.0%
Biotechnology 4.3%
AbbVie, Inc.	521,486	49,358,650
Amgen, Inc.	124,086	21,154,181
Gilead Sciences, Inc.	1,121,132	84,522,141

		155,034,972

The accompanying notes are an integral part of the financial statements.

10	Deutsche Core Equity Fund

	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Becton, Dickinson & Co.	218,031	47,247,318
Boston Scientific Corp.*	1,271,560	34,739,019
Hill-Rom Holdings, Inc.	118,360	10,297,320

		92,283,657
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	98,551	6,177,177
Cigna Corp.	272,490	45,707,473
McKesson Corp.	348,689	49,119,819

		101,004,469
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	151,837	31,348,267
Pharmaceuticals 3.5%
Eli Lilly & Co.	216,509	16,751,301
Endo International PLC*	783,099	4,651,608
Merck & Co., Inc.	760,723	41,436,582
Pfizer, Inc.	1,793,642	63,656,355

		126,495,846

Industrials 10.0%
Aerospace & Defense 1.8%
Boeing Co.	200,639	65,785,515
Electrical Equipment 2.0%
AMETEK, Inc.	660,078	50,146,126
Regal Beloit Corp.	298,867	21,921,894

		72,068,020
Industrial Conglomerates 2.6%
Honeywell International, Inc.	261,802	37,833,007
Roper Technologies, Inc.	200,462	56,267,679

		94,100,686
Machinery 1.6%
Ingersoll-Rand PLC	299,957	25,649,323
Parker-Hannifin Corp.	199,065	34,046,087

		59,695,410
Road & Rail 1.6%
Norfolk Southern Corp.	418,364	56,805,464
Trading Companies & Distributors 0.4%
WESCO International, Inc.*	244,810	15,190,461

Information Technology 24.0%
Communications Equipment 0.3%
Cisco Systems, Inc.	206,633	8,862,489

The accompanying notes are an integral part of the financial statements.

Deutsche Core Equity Fund	11

	Shares	Value ($)
Internet Software & Services 3.2%
Alphabet, Inc. “A”*	56,223	58,311,122
Alphabet, Inc. “C”*	57,181	58,998,784

		117,309,906
IT Services 5.2%
Conduent, Inc.*	1,809,552	33,730,049
Gartner, Inc.*	153,337	18,035,498
Leidos Holdings, Inc.	337,902	22,098,791
PayPal Holdings, Inc.*	81,496	6,183,102
Visa, Inc. “A”	910,600	108,925,972

		188,973,412
Semiconductors & Semiconductor Equipment 5.7%
Intel Corp.	1,853,955	96,553,977
NVIDIA Corp.	292,919	67,837,111
Teradyne, Inc.	880,635	40,253,826

		204,644,914
Software 4.9%
Microsoft Corp.	1,945,160	177,534,753
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	906,686	152,123,777
Hewlett Packard Enterprise Co.	993,233	17,421,307

		169,545,084

Materials 2.9%
Chemicals 1.2%
Albemarle Corp. (a)	469,173	43,511,104
Metals & Mining 1.7%
Freeport-McMoRan, Inc.*	3,459,380	60,781,307

Real Estate 3.6%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	215,908	35,508,230
Digital Realty Trust, Inc.	491,542	51,798,696
Prologis, Inc.	541,735	34,123,888
STORE Capital Corp.	356,080	8,837,905

		130,268,719

Telecommunication Services 1.7%
Diversified Telecommunication Services 0.2%
Zayo Group Holdings, Inc.*	254,029	8,677,631
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	875,435	53,436,552

The accompanying notes are an integral part of the financial statements.

12	Deutsche Core Equity Fund

	Shares	Value ($)

Utilities 3.0%
Electric Utilities 1.4%
NextEra Energy, Inc.	316,144	51,635,799
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	865,740	23,721,276

Water Utilities 0.9%
American Water Works Co., Inc.	406,851	33,414,673
Total Common Stocks (Cost $2,633,489,362)		3,582,485,243

Exchange-Traded Fund 0.5%
Vanguard S&P 500 ETF (Cost $17,477,395)	75,467	18,269,051

Securities Lending Collateral 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.56% (b) (c) (Cost $10,070,550)	10,070,550	10,070,550

Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.64% (b) (Cost $13,193,263)	13,193,263	13,193,263

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,674,230,570)	100.2	3,624,018,107
Other Assets and Liabilities, Net	(0.2)	(7,277,480)

Net Assets	100.0	3,616,740,627

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 0.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.56% (b) (c)
83,914,728	—	73,844,178	—	—	34,531	—	10,070,550	10,070,550
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.64% (b)
118,374,198	109,639,066	214,820,001	—	—	154,701	—	13,193,263	13,193,263
202,288,926	109,639,066	288,664,179	—	—	189,232	—	23,263,813	23,263,813

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Deutsche Core Equity Fund	13

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $9,975,198, which is 0.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.

S&P: Standard & Poor’s

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,582,485,243	$—	$—	$3,582,485,243
Exchange-Traded Fund	18,269,051	—	—	18,269,051
Short-Term Investments (d)	23,263,813	—	—	23,263,813
Total	$3,624,018,107	$—	$—	$3,624,018,107

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

14	Deutsche Core Equity Fund

Statement of Assets and Liabilities

As of March 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $2,650,966,757) — including $9,975,198 of securities loaned	$3,600,754,294
Investment in Deutsche Government & Agency Securities Portfolio (cost $10,070,550)*	10,070,550
Investment in Deutsche Central Cash Management Government Fund (cost $13,193,263)	13,193,263
Cash	1,009,842
Receivable for Fund shares sold	499,361
Dividends receivable	3,644,001
Interest receivable	28,201
Other assets	85,664
Total assets	3,629,285,176

Liabilities
Payable upon return of securities loaned	10,070,550
Payable for Fund shares redeemed	165,047
Accrued management fee	1,109,572
Accrued Trustees’ fees	15,144
Other accrued expenses and payables	1,184,236
Total liabilities	12,544,549
Net assets, at value	$3,616,740,627

Net Assets Consist of
Undistributed net investment income	17,729,204
Net unrealized appreciation (depreciation) on investments	949,787,537
Accumulated net realized gain (loss)	162,678,812
Paid-in capital	2,486,545,074
Net assets, at value	$3,616,740,627

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Deutsche Core Equity Fund	15

Statement of Assets and Liabilities as of March 31, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($345,229,340 ÷ 12,750,365 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$27.08
Maximum offering price per share (100 ÷ 94.25 of $27.08)	$28.73
Class T
Net Asset Value and redemption price per share ($10,992 ÷ 405.9 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$27.08
Maximum offering price per share (100 ÷ 97.50 of $27.08)	$27.77
Class C
Net Asset Value offering and redemption price per share ($45,121,334 ÷ 1,742,501 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$25.89
Class R
Net Asset Value offering and redemption price per share ($1,541,486 ÷ 56,395 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$27.33
Class R6
Net Asset Value offering and redemption price per share ($12,525,633 ÷ 457,451 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$27.38
Class S
Net Asset Value offering and redemption price per share ($3,140,955,301 ÷ 114,833,088 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$27.35
Institutional Class
Net Asset Value offering and redemption price per share ($71,356,541 ÷ 2,603,917 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$27.40

The accompanying notes are an integral part of the financial statements.

16	Deutsche Core Equity Fund

Statement of Operations

for the six months ended March 31, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $36,580)	$31,966,381
Income distributions — Deutsche Central Cash Management Government Fund	154,701
Securities lending income, net of borrower rebates	34,531
Total income	32,155,613
Expenses:
Management fee	6,492,749
Administration fee	1,836,790
Services to shareholders	1,772,249
Distribution and service fees	636,761
Custodian fee	14,115
Professional fees	81,225
Reports to shareholders	74,401
Registration fees	41,243
Trustees’ fees and expenses	100,779
Other	113,773
Total expenses	11,164,085
Net investment income	20,991,528

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	172,448,898
Change in net unrealized appreciation (depreciation) on investments	11,016,658
Net gain (loss)	183,465,556
Net increase (decrease) in net assets resulting from operations	$204,457,084

The accompanying notes are an integral part of the financial statements.

Deutsche Core Equity Fund	17

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income (loss)	$20,991,528	$43,684,438
Net realized gain (loss)	172,448,898	267,985,296
Change in net unrealized appreciation (depreciation)	11,016,658	282,158,530
Net increase (decrease) in net assets resulting from operations	204,457,084	593,828,264
Distributions to shareholders from:
Net investment income:
Class A	(1,207,728)	(3,268,308)
Class T	(32)	(43)*
Class C	—	(89,628)
Class R	(2,356)	(7,383)
Class R6	(50,325)	(66,904)
Class S	(15,432,262)	(37,533,520)
Institutional Class	(365,167)	(913,822)
Net realized gains:
Class A	(17,320,332)	(17,708,391)
Class T	(538)	—
Class C	(2,180,618)	(2,251,796)
Class R	(72,271)	(59,864)
Class R6	(330,821)	(224,350)
Class S	(155,196,706)	(151,508,007)
Institutional Class	(3,656,553)	(3,849,695)
Total distributions	(195,815,709)	(217,481,711)
Fund share transactions:
Proceeds from shares sold	127,768,632	214,731,143
Reinvestment of distributions	183,898,359	204,189,511
Payments for shares redeemed	(237,716,855)	(472,522,493)
Net increase (decrease) in net assets from Fund share transactions	73,950,136	(53,601,839)
Increase (decrease) in net assets	82,591,511	322,744,714
Net assets at beginning of period	3,534,149,116	3,211,404,402
Net assets at end of period (including undistributed net investment income of $17,729,204 and $13,795,546, respectively)	$3,616,740,627	$3,534,149,116

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

The accompanying notes are an integral part of the financial statements.

18	Deutsche Core Equity Fund

Financial Highlights

	Six Months Ended 3/31/18		Years Ended September 30,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$27.04		$24.21	$23.35	$24.56	$22.12	$17.87
Income (loss) from investment operations:
Net investment income (loss)[a]	.12		.27	.20	.19	.10	.30
Net realized and unrealized gain (loss)	1.42		4.18	2.66	.19	3.97	4.27
Total from investment operations	1.54		4.45	2.86	.38	4.07	4.57
Less distributions from:
Net investment income	(.10)		(.25)	(.18)	(.12)	(.11)	(.32)
Net realized gains	(1.40)		(1.37)	(1.82)	(1.47)	(1.52)	—
Total distributions	(1.50)		(1.62)	(2.00)	(1.59)	(1.63)	(.32)
Net asset value, end of period	$27.08		$27.04	$24.21	$23.35	$24.56	$22.12
Total Return (%)[b]	5.69	**	19.13	12.75	1.67	19.18	25.81

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	345		343	325	315	326	299
Ratio of expenses (%)	.85	*	.86	.88	.87	.89	.91
Ratio of net investment income (loss) (%)	.90	*	1.07	.87	.76	.42	1.52
Portfolio turnover rate (%)	23	**	47	27	38	44	282

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

Deutsche Core Equity Fund	19

	Six Months Ended 3/31/18		Period Ended
Class T	(Unaudited)		9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$27.02		$26.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.13		.08
Net realized and unrealized gain (loss)	1.41		.96
Total from investment operations	1.54		1.04
Less distributions from:
Net investment income	(.08)		(.11)
Net realized gains	(1.40)		—
Total distributions	(1.48)		(.11)
Net asset value, end of period	$27.08		$27.02
Total Return (%)[c]	5.68	**	4.01	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		10
Ratio of expenses (%)	.84	*	.97	*
Ratio of net investment income (loss) (%)	.91	*	.95	*
Portfolio turnover rate (%)	23	**	47	[d]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

20	Deutsche Core Equity Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Class C	(Unaudited)		2017	2016	2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$25.92		$23.27	$22.52	$23.80		$21.55	$17.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.02		.07	.03	.00	***	(.08)	.14
Net realized and unrealized gain (loss)	1.35		4.01	2.55	.19		3.85	4.16
Total from investment operations	1.37		4.08	2.58	.19		3.77	4.30
Less distributions from:
Net investment income	—		(.06)	(.01)	—		—	(.15)
Net realized gains	(1.40)		(1.37)	(1.82)	(1.47)		(1.52)	—
Total distributions	(1.40)		(1.43)	(1.83)	(1.47)		(1.52)	(.15)
Net asset value, end of period	$25.89		$25.92	$23.27	$22.52		$23.80	$21.55
Total Return (%)[b]	5.25	**	18.22	11.88	.91		18.22	24.90

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		40	40	32		28	25
Ratio of expenses (%)	1.62	*	1.62	1.64	1.64		1.66	1.69
Ratio of net investment income (loss) (%)	.14	*	.30	.11	.00	***	(.35)	.73
Portfolio turnover rate (%)	23	**	47	27	38		44	282

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Core Equity Fund	21

	Six Months Ended 3/31/18		Years Ended September 30,
Class R	(Unaudited)		2017	2016	2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$27.28		$24.42	$23.57	$24.76		$22.31	$18.02
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.18	.12	.16		(.03)	.16
Net realized and unrealized gain (loss)	1.42		4.21	2.68	.12		4.00	4.30
Total from investment operations	1.49		4.39	2.80	.28		3.97	4.46
Less distributions from:
Net investment income	(.04)		(.16)	(.13)	(.00	)***	—	(.17)
Net realized gains	(1.40)		(1.37)	(1.82)	(1.47)		(1.52)	—
Total distributions	(1.44)		(1.53)	(1.95)	(1.47)		(1.52)	(.17)
Net asset value, end of period	$27.33		$27.28	$24.42	$23.57		$24.76	$22.31
Total Return (%)	5.45	**	18.69	12.34	1.27	[b]	18.50 [b]	24.94 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,541		1,389	1,051	671		1	1
Ratio of expenses before expense reductions (%)	1.23	*	1.23	1.26	1.08		2.41	4.82
Ratio of expenses after expense reductions (%)	1.23	*	1.23	1.26	1.08		1.45	1.63
Ratio of net investment income (loss) (%)	.53	*	.70	.49	.63		(.11)	.81
Portfolio turnover rate (%)	23	**	47	27	38		44	282

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

22	Deutsche Core Equity Fund

Six Months Ended 3/31/18			Years Ended September 30,			Period Ended
Class R6	(Unaudited)		2017	2016	2015	9/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$27.33		$24.46	$23.58	$24.80	$25.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.18		.37	.30	.22	.03
Net realized and unrealized gain (loss)	1.42		4.22	2.67	.22	(.32)
Total from investment operations	1.60		4.59	2.97	.44	(.29)
Less distributions from:
Net investment income	(.15)		(.35)	(.27)	(.19)	(.06)
Net realized gains	(1.40)		(1.37)	(1.82)	(1.47)	—
Total distributions	(1.55)		(1.72)	(2.09)	(1.66)	(.06)
Net asset value, end of period	$27.38		$27.33	$24.46	$23.58	$24.80
Total Return (%)	5.83	**	19.61	13.12	1.91	(1.16	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		6	3	.89	.01
Ratio of expenses (%)	.50	*	.50	.50	.52	.48	*
Ratio of net investment income (loss) (%)	1.31	*	1.43	1.29	.85	1.11	*
Portfolio turnover rate (%)	23	**	47	27	38	44	[c]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014.

*	Annualized

**	Not annualized

Deutsche Core Equity Fund	23

	Six Months Ended 3/31/18		Years Ended September 30,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$27.30		$24.44	$23.55	$24.76	$22.30	$18.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.17		.34	.27	.26	.17	.37
Net realized and unrealized gain (loss)	1.42		4.22	2.69	.19	4.00	4.30
Total from investment operations	1.59		4.56	2.96	.45	4.17	4.67
Less distributions from:
Net investment income	(.14)		(.33)	(.25)	(.19)	(.19)	(.38)
Net realized gains	(1.40)		(1.37)	(1.82)	(1.47)	(1.52)	—
Total distributions	(1.54)		(1.70)	(2.07)	(1.66)	(1.71)	(.38)
Net asset value, end of period	$27.35		$27.30	$24.44	$23.55	$24.76	$22.30
Total Return (%)	5.79	**	19.48	13.09	1.96	19.48	26.20

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,141		3,073	2,770	2,661	2,817	2,564
Ratio of expenses (%)	.57	*	.58	.58	.59	.59	.61
Ratio of net investment income (loss) (%)	1.18	*	1.35	1.16	1.05	.72	1.82
Portfolio turnover rate (%)	23	**	47	27	38	44	282

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

24	Deutsche Core Equity Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$27.35		$24.48	$23.60	$24.80	$22.33	$18.03
Income (loss) from investment operations:
Net investment income (loss)[a]	.17		.35	.28	.27	.19	.39
Net realized and unrealized gain (loss)	1.42		4.23	2.68	.21	4.00	4.31
Total from investment operations	1.59		4.58	2.96	.48	4.19	4.70
Less distributions from:
Net investment income	(.14)		(.34)	(.26)	(.21)	(.20)	(.40)
Net realized gains	(1.40)		(1.37)	(1.82)	(1.47)	(1.52)	—
Total distributions	(1.54)		(1.71)	(2.08)	(1.68)	(1.72)	(.40)
Net asset value, end of period	$27.40		$27.35	$24.48	$23.60	$24.80	$22.33
Total Return (%)	5.79	**	19.52	13.07	2.07	19.58	26.34 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71		71	72	69	80	74
Ratio of expenses before expense reductions (%)	.55	*	.56	.56	.54	.53	.55
Ratio of expenses after expense reductions (%)	.55	*	.56	.56	.54	.53	.54
Ratio of net investment income (loss) (%)	1.20	*	1.36	1.20	1.10	.79	1.99
Portfolio turnover rate (%)	23	**	47	27	38	44	282

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Core Equity Fund	25

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Core Equity Fund (the “Fund”) is a diversified series of Deutsche Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

26	Deutsche Core Equity Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness,

Deutsche Core Equity Fund	27

currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of March 31, 2018 the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of March 31, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2018 the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

28	Deutsche Core Equity Fund

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2017, the aggregate cost of investments for federal income tax purposes was $2,713,072,502. The net unrealized appreciation for all investments based on tax cost was $929,461,349. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $965,989,394 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $36,528,045.

The Fund has reviewed the tax provisions for the open tax years as of September 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and reclassification of distributions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

Deutsche Core Equity Fund	29

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $845,475,150 and $868,126,557, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.360%
Next $1.5 billion of such net assets	.355%
Next $5.0 billion of such net assets	.345%
Next $5.0 billion of such net assets	.335%
Next $5.0 billion of such net assets	.325%
Over $17.5 billion of such net assets	.300%

Accordingly, for the six months ended March 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund’s average daily net assets.

30	Deutsche Core Equity Fund

For the period from October 1, 2017 through September 30, 2018 the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.14%
Class T	1.14%
Class C	1.89%
Class R	1.39%
Class R6	.89%
Class S	.89%
Institutional Class	.89%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2018, the Administration Fee was $1,836,790, of which $313,921 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2018
Class A	$75,764	$26,806
Class T	9	4
Class C	5,496	1,809
Class R	131	45
Class R6	165	21
Class S	713,967	259,001
Institutional Class	3,449	5,556
	$798,981	$293,242

Deutsche Core Equity Fund	31

Distribution and Service Fees. Under the Fund’s Class C and Class R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares, respectively. For the six months ended March 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2018
Class C	$161,074	$28,839
Class R	1,853	322
	$162,927	$29,161

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2018	Annualized Rate
Class A	$418,804	$137,049	.24%
Class T	10	9	.18%
Class C	53,219	17,310	.25%
Class R	1,801	606	.24%
	$473,834	$154,974

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2018 aggregated $35,130.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2018, the CDSC for Class C shares aggregated $618. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2018, DDI received $5,319 for Class A shares.

32	Deutsche Core Equity Fund

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain prepress and regulatory filing services to the Fund. For the six months ended March 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,355, of which $8,668 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2018, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $2,599.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2018.

Deutsche Core Equity Fund	33

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	667,685	$18,519,770	1,171,806	$29,437,009
Class T	—	—	383 *	10,000 *
Class C	303,306	8,058,704	277,589	6,681,415
Class R	5,380	150,337	8,839	221,302
Class R6	262,789	7,539,295	169,098	4,303,859
Class S	2,963,551	83,567,760	5,982,624	153,200,330
Institutional Class	353,730	9,932,766	816,456	20,877,228
		$127,768,632		$214,731,143

Shares issued to shareholders in reinvestment of distributions
Class A	640,168	$17,423,285	815,721	$19,831,684
Class T	21	570	2 *	43 *
Class C	78,922	2,055,139	92,300	2,140,513
Class R	2,716	74,627	2,746	67,246
Class R6	13,854	381,146	11,799	291,254
Class S	5,819,229	159,943,770	7,196,866	177,097,483
Institutional Class	145,988	4,019,822	193,251	4,761,288
		$183,898,359		$204,189,511

Shares redeemed
Class A	(1,252,793)	$(34,830,109)	(2,728,595)	$(68,480,021)
Class C	(163,944)	(4,376,149)	(543,913)	(13,170,418)
Class R	(2,620)	(72,990)	(3,708)	(94,776)
Class R6	(31,363)	(879,274)	(98,207)	(2,534,025)
Class S	(6,523,697)	(183,436,582)	(13,946,745)	(353,980,289)
Institutional Class	(498,800)	(14,121,751)	(1,362,209)	(34,262,964)
		$(237,716,855)		$(472,522,493)

34	Deutsche Core Equity Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	55,060	$1,112,946	(741,068)	$(19,211,328)
Class T	21	570	385 *	10,043 *
Class C	218,284	5,737,694	(174,024)	(4,348,490)
Class R	5,476	151,974	7,877	193,772
Class R6	245,280	7,041,167	82,690	2,061,088
Class S	2,259,083	60,074,948	(767,255)	(23,682,476)
Institutional Class	918	(169,163)	(352,502)	(8,624,448)
		$73,950,136		$(53,601,839)

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

F. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Core Equity Fund will be renamed DWS Core Equity Fund.

Deutsche Core Equity Fund	35

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017 to March 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

36	Deutsche Core Equity Fund

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,056.90	$1,056.80	$1,052.50	$1,054.50	$1,058.30	$1,057.90	$1,057.90
Expenses Paid per $1,000*	$4.36	$4.31	$8.29	$6.30	$2.57	$2.92	$2.82

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,020.69	$1,020.74	$1,016.85	$1,018.80	$1,022.44	$1,022.09	$1,022.19
Expenses Paid per $1,000*	$4.28	$4.23	$8.15	$6.19	$2.52	$2.87	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Core Equity Fund	.85%	.84%	1.62%	1.23%	.50%	.57%	.55%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Core Equity Fund	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Core Equity Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

38	Deutsche Core Equity Fund

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review ” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was equal to the median, in the 1st quartile and in the 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board

Deutsche Core Equity Fund	39

also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

40	Deutsche Core Equity Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Deutsche Core Equity Fund	41

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	Deutsche Core Equity Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Core Equity Fund	43

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SUWAX	SUWUX	SUWCX	SCDGX	SUWIX
CUSIP Number	25157M 729	25157M 489	25157M 661	25157M 679	25157M 687
Fund Number	464	1764	764	2064	550

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SUWTX	SUWZX
CUSIP Number	25157M 646	25157M 612
Fund Number	1564	1664

44	Deutsche Core Equity Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche Core Equity Fund	45

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

46	Deutsche Core Equity Fund

DCEF-3

(R-027138-7 5/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	5/30/2018